Employee benefits - Defined contribution plans (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Employee benefits
Costs related to defined contribution plans		$ 16.7	$ 14.5
Defined Contribution Plans
Employee benefits
Costs related to defined contribution plans		15.2	14.1
Executive Vice President and CFO
Employee benefits
Costs related to defined contribution plans		1.5	$ 0.4
Estimated contributions expected to be paid	$ 5.3	4.2
Employer contribution, quarterly amount	$ 0.5	$ 0.4
Term of employer contribution towards defined contribution plan	33 months	33 months